Annual Operating Expenses - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Investor Class
Apr. 29, 2023
Operating Expenses:
Management fee	0.17%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.27%